Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Property Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Office equipment [member]
Disclosure of significant accounting policies [line items]
Useful Life	8 to 13 years
Depreciation rate	13% - 8
Laboratory Equipment [member]
Disclosure of significant accounting policies [line items]
Useful Life	4 to 8 years
Depreciation rate	25% - 13
Low-value Office and Laboratory Equipment [member]
Disclosure of significant accounting policies [line items]
Useful Life	Immediately
Depreciation rate	100
Computer Hardware [member]
Disclosure of significant accounting policies [line items]
Useful Life	3 to 5 years
Depreciation rate	33% - 20
Permanent Improvements to Property/Buildings [member]
Disclosure of significant accounting policies [line items]
Useful Life	10 years
Depreciation rate	10